Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Organization and Summary of Significant Accounting Policies
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The disclosures in this note apply to all Registrants unless indicated otherwise.

ORGANIZATION

The Registrants engage in the generation, transmission and distribution of electric power.  The Registrant Subsidiaries that conduct most of these activities are regulated by the FERC under the Federal Power Act and the Energy Policy Act of 2005 and maintain accounts in accordance with the FERC and other regulatory guidelines.  Most of these companies are subject to further regulation with regard to rates and other matters by state regulatory commissions.

AEP provides competitive electric and gas supply for residential, commercial and industrial customers in deregulated electricity markets and also provides energy management solutions throughout the United States, including energy efficiency services through its independent retail electric supplier.

The Registrants also engage in wholesale electricity, natural gas and other commodity marketing and risk management activities in the United States and provide various energy-related services.  In addition, AEP operates competitive wind and solar farms. I&M provides barging services to both affiliated and nonaffiliated companies.  SWEPCo, through consolidated and nonconsolidated affiliates, conducts lignite mining operations to fuel certain of its generation facilities.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Rates and Service Regulation

AEP’s public utility subsidiaries’ rates are regulated by the FERC and state regulatory commissions in the eleven state operating territories in which they operate.  The FERC also regulates the Registrants’ affiliated transactions, including AEPSC intercompany service billings which are generally at cost, under the 2005 Public Utility Holding Company Act and the Federal Power Act.  The FERC also has jurisdiction over the issuances and acquisitions of securities of the public utility subsidiaries, the acquisition or sale of certain utility assets and mergers with another electric utility or holding company.  For non-power goods and services, the FERC requires a nonregulated affiliate to bill an affiliated public utility company at no more than market while a public utility must bill the higher of cost or market to a nonregulated affiliate.  The state regulatory commissions also regulate certain intercompany transactions under various orders and affiliate statutes.  Both the FERC and state regulatory commissions are permitted to review and audit the relevant books and records of companies within a public utility holding company system.

The FERC regulates wholesale power markets and wholesale power transactions.  The Registrants’ wholesale power transactions are generally market-based.  Wholesale power transactions are cost-based regulated when a cost-based contract is negotiated and filed with the FERC or the FERC determines that the Registrants have “market power” in the region where the transaction occurs.  Wholesale power supply contracts have been entered into with various municipalities and cooperatives that are FERC-regulated, cost-based contracts.  These contracts are generally formula rate mechanisms, which are trued up to actual costs annually.

The state regulatory commissions regulate all of the retail distribution operations and rates of the Registrants’ retail public utility subsidiaries on a cost basis.  The state regulatory commissions also regulate the retail generation/power supply operations and rates except in Ohio and the ERCOT region of Texas.  For generation in Ohio, customers who have not switched to a CRES provider for generation pay market-based auction rates.  In addition, all OPCo distribution customers pay for certain deferred generation-related costs through non-bypassable charges.  In the ERCOT region of Texas, the generation/supply business is under customer choice and market pricing is conducted by REPs. AEP has no active REPs in ERCOT. AEP’s nonregulated subsidiaries enter into short and long-term wholesale transactions to buy or sell capacity, energy and ancillary services in the ERCOT market. In addition, these nonregulated subsidiaries control certain wind and coal-fired generation assets, the power from which is marketed and sold in ERCOT.

The FERC also regulates the Registrants’ wholesale transmission operations and rates.  Retail transmission rates are based upon the FERC OATT rate when retail rates are unbundled in connection with restructuring.  Retail transmission rates are based on formula rates included in the PJM OATT that are cost-based and are unbundled in Ohio for OPCo, in Virginia for APCo and in Michigan for I&M. AEP Texas’ retail transmission rates in Texas are unbundled but the retail transmission rates are regulated, on a cost basis, by the PUCT. Bundled retail transmission rates are regulated, on a cost basis, by the state commissions. Transmission rates for AEPTCo’s seven wholly-owned transmission subsidiaries within the AEP Transmission Holdco segment are based on formula rates included in the applicable RTO’s OATT that are cost-based.

In West Virginia, APCo and WPCo provide retail electric service at bundled rates approved by the WVPSC, with rates set on a combined cost-of-service basis.

In addition, the FERC regulates the SIA, Operating Agreement, Transmission Agreement and Transmission Coordination Agreement, all of which allocate shared system costs and revenues among the utility subsidiaries that are parties to each agreement.  The FERC also regulates the PCA and the Bridge Agreement, see Note 16 - Related Party Transactions for additional information.

Principles of Consolidation

AEP’s consolidated financial statements include its wholly-owned and majority-owned subsidiaries and VIEs of which AEP is the primary beneficiary. The consolidated financial statements for AEP Texas include the Registrant Subsidiary, its wholly-owned subsidiaries and Transition Funding (consolidated VIEs). The consolidated financial statements for APCo include the Registrant Subsidiary, its wholly-owned subsidiaries and Appalachian Consumer Rate Relief Funding (a consolidated VIE).  The consolidated financial statements for I&M include the Registrant Subsidiary, its wholly-owned subsidiaries and DCC Fuel (consolidated VIEs).  The consolidated financial statements for OPCo include the Registrant Subsidiary and Ohio Phase-in-Recovery Funding (a consolidated VIE).  The consolidated financial statements for SWEPCo include the Registrant Subsidiary, its wholly-owned subsidiary and Sabine (a consolidated VIE).  Intercompany items are eliminated in consolidation.

The equity method of accounting is used for equity investments where the Registrants exercise significant influence but do not hold a controlling financial interest.  Such investments are initially recorded at cost in Deferred Charges and Other Noncurrent Assets on the balance sheets. The proportionate share of the investee’s equity earnings or losses is included in Equity Earnings of Unconsolidated Subsidiaries on the statements of income. AEP, AEP Texas, I&M, PSO and SWEPCo have ownership interests in generating units that are jointly-owned.  The proportionate share of the operating costs associated with such facilities is included on the income statements and the assets and liabilities are reflected on the balance sheets.  See Note 17 - Variable Interest Entities and Note 18 - Property, Plant and Equipment.

Accounting for the Effects of Cost-Based Regulation

The Registrants’ financial statements reflect the actions of regulators that result in the recognition of certain revenues and expenses in different time periods than enterprises that are not rate-regulated.  In accordance with accounting guidance for “Regulated Operations,” regulatory assets (deferred expenses) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching income with its passage to customers in cost-based regulated rates.

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  These estimates include, but are not limited to, inventory valuation, allowance for doubtful accounts, goodwill, intangible and long-lived asset impairment, unbilled electricity revenue, valuation of long-term energy contracts, the effects of regulation, long-lived asset recovery, storm costs, the effects of contingencies and certain assumptions made in accounting for pension and postretirement benefits.  The estimates and assumptions used are based upon management’s evaluation of the relevant facts and circumstances as of the date of the financial statements.  Actual results could ultimately differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents include temporary cash investments with original maturities of three months or less.

Restricted Cash (Applies to AEP, AEP Texas, APCo and OPCo)

Restricted Cash primarily includes funds held by trustees for the payment of securitization bonds.

Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following tables provide a reconciliation of Cash, Cash Equivalents and Restricted Cash reported within the balance sheet that sum to the total of the same amounts shown on the statement of cash flows:

	December 31, 2018
	AEP	AEP Texas	APCo	OPCo
	(in millions)
Cash and Cash Equivalents	$234.1	$3.1	$4.2	$4.9
Restricted Cash	210.0	156.7	25.6	27.6
Total Cash, Cash Equivalents and Restricted Cash	$444.1	$159.8	$29.8	$32.5

	December 31, 2017
	AEP	AEP Texas	APCo	OPCo
	(in millions)
Cash and Cash Equivalents	$214.6	$2.0	$2.9	$3.1
Restricted Cash	198.0	155.2	16.3	26.6
Total Cash, Cash Equivalents and Restricted Cash	$412.6	$157.2	$19.2	$29.7

Other Temporary Investments (Applies to AEP)

Other Temporary Investments primarily include marketable securities and investments by its protected cell of EIS. These securities have readily determinable fair values and are carried at fair value with changes in fair value recognized in net income.  The cost of securities sold is based on the specific identification or weighted-average cost method. See “Fair Value Measurements of Other Temporary Investments” section of Note 11 for additional information.

Inventory

Fossil fuel inventories are carried at average cost with the exception of AGR and AEP’s non-regulated ownership share of Oklaunion Plant, which is carried at the lower of average cost or market.  Materials and supplies inventories are carried at average cost.

Accounts Receivable

Customer accounts receivable primarily include receivables from wholesale and retail energy customers, receivables from energy contract counterparties related to risk management activities and customer receivables primarily related to other revenue-generating activities.

Revenue is recognized over time as the performance obligations of delivering energy to customers are satisfied.  To the extent that deliveries have occurred but a bill has not been issued, the Registrants accrue and recognize, as Accrued Unbilled Revenues on the balance sheets, an estimate of the revenues for energy delivered since the last billing.

AEP Credit factors accounts receivable on a daily basis, excluding receivables from risk management activities, through purchase agreements with I&M, KGPCo, KPCo, OPCo, PSO, SWEPCo and a portion of APCo.  Since APCo does not have regulatory authority to sell accounts receivable in its West Virginia regulatory jurisdiction, only a portion of APCo’s accounts receivable are sold to AEP Credit.  AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from bank conduits for the interest in the billed and unbilled receivables they acquire from affiliated utility subsidiaries. See “Sale of Receivables – AEP Credit” section of Note 14 for additional information.

Allowance for Uncollectible Accounts

Generally, AEP Credit records bad debt expense based upon a 12-month rolling average of bad debt write-offs in proportion to gross accounts receivable purchased from participating AEP subsidiaries. For receivables related to APCo’s West Virginia operations, the bad debt reserve is calculated based on a rolling two-year average write-off in proportion to gross accounts receivable.  For customer accounts receivables relating to risk management activities, accounts receivables are reviewed for bad debt reserves at a specific counterparty level basis.  For AEP Texas, bad debt reserves are calculated using the specific identification of receivable balances greater than 120 days delinquent, and for those balances less than 120 days where the collection is doubtful. For miscellaneous accounts receivable, bad debt expense is recorded for all amounts outstanding 180 days or greater at 100%, unless specifically identified.  Miscellaneous accounts receivable items open less than 180 days may be reserved using specific identification for bad debt reserves.

Concentrations of Credit Risk and Significant Customers (Applies to Registrant Subsidiaries)

APCo, I&M, OPCo, PSO and SWEPCo do not have any significant customers that comprise 10% or more of their operating revenues. AEP Texas had significant transactions with REPs which on a combined basis account for the following percentages of Total Revenues for the years ended December 31 and Accounts Receivable – Customers as of December 31:

Significant Customers of AEP Texas:
Centrica, Just Energy, TXU Energy and Reliant Energy	2018 (b)	2017 (a)(b)	2016 (a)
Percentage of Total Revenues	45%	35%	46%
Percentage of Accounts Receivable – Customers	35%	31%	42%

(a)	TXU Energy did not meet the Total Revenue threshold of 10% in order to be considered a significant customer.

(b)	Just Energy did not meet the Total Revenue threshold of 10% in order to be considered a significant customer.

AEPTCo had significant transactions with AEP Subsidiaries which on a combined basis account for the following percentages of Total Revenues for the years ended December 31 and Total Accounts Receivable as of December 31:

Significant Customers of AEPTCo:
AEP Subsidiaries	2018	2017		2016
Percentage of Total Revenues	77%	80%		77%
Percentage of Total Accounts Receivable	84%	85%	(a)	86%

(a)	Reflects the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.

The Registrant Subsidiaries monitor credit levels and the financial condition of their customers on a continuous basis to minimize credit risk.  The regulatory commissions allow recovery in rates for a reasonable level of bad debt costs.  Management believes adequate provisions for credit loss have been made in the accompanying Registrant Subsidiary financial statements.

Emission Allowances and Renewable Energy Credits (Applies to all Registrants except AEP Texas and AEPTCo)

In regulated jurisdictions, the Registrants record emission allowances and renewable energy credits (RECs) at cost, including the annual SO2 and NOx emission allowance entitlements received at no cost from the Federal EPA.  For AEP’s competitive generation business, management records allowances and RECs at the lower of cost or market.  The Registrants follow the inventory model for these allowances and RECs.  Allowances and RECs expected to be consumed within one year are reported in Materials and Supplies on the balance sheets.  Allowances and RECs with expected consumption beyond one year are included in Deferred Charges and Other Noncurrent Assets on the balance sheets. The purchases and sales of allowances and RECs are reported in the Operating Activities section of the statements of cash flows. Allowances are consumed in the production of energy, and RECs are consumed to meet applicable state renewable portfolio standards and are recorded in Fuel and Other Consumables Used for Electric Generation at an average cost on the statements of income. The net margin on sales of emission allowances is included in Vertically Integrated Utilities Revenues on AEP’s statements of income and in Electric Generation, Transmission and Distribution Revenues on the Registrant Subsidiaries’ statements of income because of its integral nature to the production process of energy and the Registrants’ revenue optimization strategy for their operations.  The net margin on sales of emission allowances and RECs affects the determination of deferred fuel or deferred emission allowance and REC costs and the amortization of regulatory assets for certain jurisdictions.

Property, Plant and Equipment

Regulated

Electric utility property, plant and equipment for rate-regulated operations are stated at original cost. Additions, major replacements and betterments are added to the plant accounts.  Under the group composite method of depreciation, continuous interim routine replacements of items such as boiler tubes, pumps, motors, etc. result in original cost retirements, less salvage, being charged to accumulated depreciation.  The group composite method of depreciation assumes that on average, asset components are retired at the end of their useful lives and thus there is no gain or loss.  The equipment in each primary electric plant account is identified as a separate group.  The depreciation rates that are established take into account the past history of interim capital replacements and the amount of removal cost incurred and salvage received.  These rates and the related lives are subject to periodic review.  Removal costs accrued are typically recorded as regulatory liabilities when the revenue received for removal costs accrued exceeds actual removal costs incurred. The asset removal costs liability is relieved as removal costs are incurred. A regulatory asset balance will occur if actual removal costs incurred exceed accumulated removal costs accrued.

The costs of labor, materials and overhead incurred to operate and maintain plant and equipment are included in operating expenses.

Nuclear fuel, including nuclear fuel in the fabrication phase, is included in Other Property, Plant and Equipment on the balance sheets.

Long-lived assets are required to be tested for impairment when it is determined that the carrying value of the assets may no longer be recoverable or when the assets meet the held-for-sale criteria under the accounting guidance for “Impairment or Disposal of Long-Lived Assets.”  When it becomes probable that an asset in service or an asset under construction will be abandoned and regulatory cost recovery has been disallowed or is not probable, the cost of that asset shall be removed from plant-in-service or CWIP and charged to expense. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, as opposed to a forced or liquidation sale.  Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available.  In the absence of quoted prices for identical or similar assets in active markets, fair value is estimated using various internal and external valuation methods including cash flow analysis and appraisals.

Nonregulated

Nonregulated operations generally follow the policies of rate-regulated operations listed above but with the following exceptions.  Property, plant and equipment of nonregulated operations are stated at original cost (or as adjusted for any applicable impairments) plus the original cost of property acquired or constructed since the acquisition, less disposals.  Normal and routine retirements from the plant accounts, net of salvage, are charged to accumulated depreciation for most nonregulated operations under the group composite method of depreciation.  A gain or loss would be recorded if the retirement is not considered an interim routine replacement.  Removal costs are charged to expense.

Allowance for Funds Used During Construction and Interest Capitalization

For regulated operations, AFUDC represents the estimated cost of borrowed and equity funds used to finance construction projects that is capitalized and recovered through depreciation over the service life of regulated electric utility plant.  The Registrants record the equity component of AFUDC in Allowance for Equity Funds Used During Construction and the debt component of AFUDC as a reduction to Interest Expense.  For nonregulated operations, including certain generating assets, interest is capitalized during construction in accordance with the accounting guidance for “Capitalization of Interest.”
Valuation of Nonderivative Financial Instruments

The book values of Cash and Cash Equivalents, Advances to/from Affiliates, Accounts Receivable, Accounts Payable and Short-term Debt approximate fair value because of the short-term maturity of these instruments.

Fair Value Measurements of Assets and Liabilities (Applies to all Registrants except AEPTCo)

The accounting guidance for “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).  Where observable inputs are available for substantially the full term of the asset or liability, the instrument is categorized in Level 2.  When quoted market prices are not available, pricing may be completed using comparable securities, dealer values, operating data and general market conditions to determine fair value.  Valuation models utilize various inputs such as commodity, interest rate and, to a lesser degree, volatility and credit that include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, market corroborated inputs (i.e. inputs derived principally from, or correlated to, observable market data) and other observable inputs for the asset or liability.

For commercial activities, exchange traded derivatives, namely futures contracts, are generally fair valued based on unadjusted quoted prices in active markets and are classified as Level 1.  Level 2 inputs primarily consist of OTC broker quotes in moderately active or less active markets, as well as exchange traded contracts where there is insufficient market liquidity to warrant inclusion in Level 1.  Management verifies price curves using these broker quotes and classifies these fair values within Level 2 when substantially all of the fair value can be corroborated.  Management typically obtains multiple broker quotes, which are nonbinding in nature but are based on recent trades in the marketplace.  When multiple broker quotes are obtained, the quoted bid and ask prices are averaged.  In certain circumstances, a broker quote may be discarded if it is a clear outlier.  Management uses a historical correlation analysis between the broker quoted location and the illiquid locations.  If the points are highly correlated, these locations are included within Level 2 as well.  Certain OTC and bilaterally executed derivative instruments are executed in less active markets with a lower availability of pricing information.  Illiquid transactions, complex structured transactions, FTRs and counterparty credit risk may require nonmarket based inputs.  Some of these inputs may be internally developed or extrapolated and utilized to estimate fair value.  When such inputs have a significant impact on the measurement of fair value, the instrument is categorized as Level 3.  The main driver of contracts being classified as Level 3 is the inability to substantiate energy price curves in the market.  A portion of the Level 3 instruments have been economically hedged which limits potential earnings volatility.

AEP utilizes its trustee’s external pricing service to estimate the fair value of the underlying investments held in the benefit plan and nuclear trusts.  AEP’s investment managers review and validate the prices utilized by the trustee to determine fair value.  AEP’s management performs its own valuation testing to verify the fair values of the securities.  AEP receives audit reports of the trustee’s operating controls and valuation processes.  The trustee uses multiple pricing vendors for the assets held in the trusts.

Assets in the benefits and nuclear trusts, cash and cash equivalents, other temporary investments and restricted cash for securitized funding are classified using the following methods.  Equities are classified as Level 1 holdings if they are actively traded on exchanges.  Items classified as Level 1 are investments in money market funds, fixed income and equity mutual funds and equity securities.  They are valued based on observable inputs, primarily unadjusted quoted prices in active markets for identical assets.  Items classified as Level 2 are primarily investments in individual fixed income securities.  Fixed income securities generally do not trade on exchanges and do not have an official closing price but their valuation inputs are based on observable market data.  Pricing vendors calculate bond valuations using financial models and matrices.  The models use observable inputs including yields on benchmark securities, quotes by securities brokers, rating agency actions, discounts or premiums on securities compared to par prices, changes in yields for U.S. Treasury securities, corporate actions by bond issuers, prepayment schedules and histories, economic events and, for certain securities, adjustments to yields to reflect changes in the rate of inflation.  Other securities with model-derived valuation inputs that are observable are also classified as Level 2 investments.  Investments with unobservable valuation inputs are classified as Level 3 investments.  Investments classified as Other are valued using Net Asset Value as a practical expedient. Items classified as Other are primarily cash equivalent funds, common collective trusts, commingled funds, structured products, private equity, real estate, infrastructure and alternative credit investments. These investments do not have a readily determinable fair value or they contain redemption restrictions which may include the right to suspend redemptions under certain circumstances. Redemption restrictions may also prevent certain investments from being redeemed at the reporting date for the underlying value.

Deferred Fuel Costs (Applies to all Registrants except AEP Texas and AEPTCo)

The cost of fuel and related emission allowances and emission control chemicals/consumables is charged to Fuel and Other Consumables Used for Electric Generation expense when the fuel is burned or the allowance or consumable is utilized.  The cost of fuel also includes the cost of nuclear fuel burned which is computed primarily using the units-of-production method.  In regulated jurisdictions with an active FAC, fuel cost over-recoveries (the excess of fuel-related revenues over applicable fuel costs incurred) are generally deferred as current regulatory liabilities and under-recoveries (the excess of applicable fuel costs incurred over fuel-related revenues) are generally deferred as current regulatory assets.  Fuel cost over-recovery and under-recovery balances are classified as noncurrent when there is a commission-approved plan to delay refunds or recoveries beyond a one year period.  These deferrals are amortized when refunded or when billed to customers in later months with the state regulatory commissions’ review and approval.  The amount of an over-recovery or under-recovery can also be affected by actions of the state regulatory commissions.  On a routine basis, state regulatory commissions review and/or audit the Registrants’ fuel procurement policies and practices, the fuel cost calculations and FAC deferrals.  FAC deferrals are adjusted when costs are no longer probable of recovery or when refunds of fuel reserves are probable.

Changes in fuel costs, including purchased power in Kentucky for KPCo, Indiana and Michigan for I&M, in Ohio (through the ESP related to SSO load served through auctions) for OPCo, in Arkansas, Louisiana and Texas for SWEPCo, in Oklahoma for PSO, in Virginia and West Virginia for APCo and in West Virginia for WPCo are reflected in rates in a timely manner generally through the FAC.  In Ohio, changes in fuel costs incurred from 2009 through 2011, that continued to be recovered in rider rates were terminated in January 2019.  The FAC generally includes some sharing of off-system sales margins.  In West Virginia for APCo and WPCo, all of the non-merchant margins from off-system sales are given to customers through the FAC.  A portion of margins from off-system sales are given to customers through the FAC and other rate mechanisms in Oklahoma for PSO, Arkansas, Louisiana and Texas for SWEPCo, Kentucky for KPCo, Virginia for APCo and in Indiana and Michigan for I&M.  Where the FAC or off-system sales sharing mechanism is capped, frozen or non-existent, changes in fuel costs or sharing of off-system sales impact earnings.

Revenue Recognition

Regulatory Accounting

The Registrants’ financial statements reflect the actions of regulators that can result in the recognition of revenues and expenses in different time periods than enterprises that are not rate-regulated.  Regulatory assets (deferred expenses or alternative revenues recognized in accordance with the guidance for “Regulated Operations”) and regulatory liabilities (deferred revenue reductions or refunds) are recorded to reflect the economic effects of regulation in the same accounting period by matching expenses with their recovery through regulated revenues and by matching revenue with its passage to customers in cost-based regulated rates.

When regulatory assets are probable of recovery through regulated rates, assets are recorded on the balance sheets.  Regulatory assets are tested for probability of recovery at each balance sheet date or whenever new events occur.  Examples of new events include the issuance of a regulatory commission order or passage of new legislation.  If it is determined that recovery of a regulatory asset is no longer probable, the regulatory asset is derecognized as a charge against income.

Retail and Wholesale Supply and Delivery of Electricity

The Registrants recognize revenues from customers for retail and wholesale electricity sales and electricity transmission and distribution delivery services.  The Registrants recognize such revenues on the statements of income as the performance obligations of delivering energy to customers are satisfied. Recognized revenues include both billed and unbilled amounts.  In accordance with the applicable state commission’s regulatory treatment, PSO and SWEPCo do not include the fuel portion in unbilled revenue, but rather recognize such revenues when billed to customers.

Wholesale transmission revenue is based on FERC approved formula rate filings made for each calendar year using estimated costs. Revenues initially recognized per the annual rate filing are compared to actual costs, resulting in the subsequent recognition of an over or under recovered amount, with interest, that is refunded or recovered, respectively, in a future year’s rates. These annual true-ups meet the definition of alternative revenues in accordance with the accounting guidance for “Regulated Operations”, and are recognized by the Registrants in the second quarter following the filing of annual FERC reports. Any portion of the true-ups applicable to an affiliated company is recorded as Accounts Receivable - Affiliated Companies or Accounts Payable - Affiliated Companies on the balance sheets. Any portion of the true-ups applicable to third parties is recorded as Regulatory Assets or Regulatory Liabilities on the balance sheets. See Note 20 - Revenue from Contracts with Customers for additional information related to retail and wholesale revenues.

Gross versus Net Presentation of Certain Electricity Supply and Delivery Activities

Most of the power produced at the generation plants is sold to PJM or SPP.  The Registrants also purchase power from PJM and SPP to supply power to customers.  Generally, these power sales and purchases are reported on a net basis as revenues on the statements of income.  However, purchases of power in excess of sales to PJM or SPP, on an hourly net basis, used to serve retail load are recorded gross as Purchased Electricity for Resale on the statements of income. With the exception of certain dedicated load bilateral power supply contracts, the transactions of AEP’s nonregulated subsidiaries are reported as gross purchases or sales.

Physical energy purchases arising from non-derivative contracts are accounted for on a gross basis in Purchased Electricity for Resale on the statements of income.  Energy purchases arising from non-trading derivative contracts are recorded based on the transaction’s facts and circumstances.  Purchases under non-trading derivatives used to serve accrual based obligations are recorded in Purchased Electricity for Resale on the statements of income.  All other non-trading derivative purchases are recorded net in revenues.

In general, the Registrants record expenses when purchased electricity is received and when expenses are incurred, with the exception of certain power purchase contracts that are derivatives and accounted for using MTM accounting where generation/supply rates are not cost-based regulated.  In jurisdictions where the generation/supply business is subject to cost-based regulation, the unrealized MTM amounts are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).

Energy Marketing and Risk Management Activities (Applies to all Registrants except AEPTCo)

The Registrants engage in power, capacity and, to a lesser extent, natural gas marketing as major power producers and participants in electricity and natural gas markets. The Registrants also engage in power, capacity, coal, natural gas and, to a lesser extent, heating oil, gasoline and other commodity risk management activities focused on markets where the AEP System owns assets and adjacent markets.  These activities include the purchase-and-sale of energy under forward contracts at fixed and variable prices.  These contracts include physical transactions, exchange-traded futures, and to a lesser extent, OTC swaps and options.  Certain energy marketing and risk management transactions are with RTOs.

The Registrants recognize revenues from marketing and risk management transactions that are not derivatives as the performance obligation of delivering the commodity is satisfied. Expenses from marketing and risk management transactions that are not derivatives are also recognized upon delivery of the commodity.

The Registrants use MTM accounting for marketing and risk management transactions that are derivatives unless the derivative is designated in a qualifying cash flow hedge relationship or elected normal under the normal purchase normal sale election.  The Registrants include realized gains and losses on marketing and risk management transactions in revenues or expense based on the transaction’s facts and circumstances.  In certain jurisdictions subject to cost-based regulation, unrealized MTM amounts and some realized gains and losses are deferred as regulatory assets (for losses) and regulatory liabilities (for gains).  Unrealized MTM gains and losses are included on the balance sheets as Risk Management Assets or Liabilities as appropriate.

Certain qualifying marketing and risk management derivatives transactions are designated as hedges of variability in future cash flows as a result of forecasted transactions (cash flow hedge).  In the event the Registrants designate a cash flow hedge, cash flow hedge’s gain or loss is initially recorded as a component of AOCI.  When the forecasted transaction is realized and affects net income, the Registrants subsequently reclassify the gain or loss on the hedge from AOCI into revenues or expenses within the same financial statement line item as the forecasted transaction on their statements of income. See “Accounting for Cash Flow Hedging Strategies” section of Note 10.

Levelization of Nuclear Refueling Outage Costs (Applies to AEP and I&M)

In accordance with regulatory orders, I&M defers incremental operation and maintenance costs associated with periodic refueling outages at its Cook Plant and amortizes the costs over approximately 18 months, beginning with the month following the start of each unit’s refueling outage and lasting until the end of the month in which the same unit’s next scheduled refueling outage begins.

Maintenance

The Registrants expense maintenance costs as incurred.  If it becomes probable that the Registrants will recover specifically-incurred costs through future rates, a regulatory asset is established to match the expensing of those maintenance costs with their recovery in cost-based regulated revenues.  In certain regulated jurisdictions, the Registrants defer costs above the level included in base rates and amortize those deferrals commensurate with recovery through rate riders.

Income Taxes and Investment Tax Credits

The Registrants use the liability method of accounting for income taxes.  Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. The Registrants revalued deferred tax assets and liabilities at the new federal corporate income tax rate of 21% in December 2017. See Note 12 - Income Taxes for additional information related to Tax Reform.

When the flow-through method of accounting for temporary differences is required by a regulator to be reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

AEP and subsidiaries apply the deferral methodology for the recognition of ITC. Deferred ITC is amortized to income tax expense over the life of the asset that generated the credit. Amortization of deferred ITC begins when the asset is placed into service, except where regulatory commissions reflect ITC in the rate-making process, then amortization begins when the cash tax benefit is recognized.

The Registrants account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.”  The Registrants classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation expense.

Excise Taxes (Applies to all Registrants except AEPTCo)

As agents for some state and local governments, the Registrants collect from customers certain excise taxes levied by those state or local governments on customers.  The Registrants do not record these taxes as revenue or expense.

Debt

Gains and losses from the reacquisition of debt used to finance regulated electric utility plants are deferred and amortized over the remaining term of the reacquired debt in accordance with their rate-making treatment unless the debt is refinanced.  If the reacquired debt associated with the regulated business is refinanced, the reacquisition costs attributable to the portions of the business that are subject to cost-based regulatory accounting are generally deferred and amortized over the term of the replacement debt consistent with its recovery in rates.  Operations not subject to cost-based rate regulation report gains and losses on the reacquisition of debt in Interest Expense on the statements of income upon reacquisition.

Debt discount or premium and debt issuance expenses are deferred and amortized generally utilizing the straight-line method over the term of the related debt.  The straight-line method approximates the effective interest method and is consistent with the treatment in rates for regulated operations.  The net amortization expense is included in Interest Expense on the statements of income.

Goodwill (Applies to AEP)

When AEP acquires businesses, management records the fair value of all assets and liabilities.  To the extent that consideration exceeds the fair value of identified assets, goodwill is recorded.  Goodwill is not amortized.  Management tests acquired goodwill at the reporting unit level for impairment at least annually at their estimated fair value. Fair value is the amount at which an asset or liability could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.  Quoted market prices in active markets are the best evidence of fair value and are used as the basis for the measurement, if available.  In the absence of quoted prices for identical or similar assets in active markets, management estimates fair value using various internal and external valuation methods.

Pension and OPEB Plans (Applies to all Registrants except AEPTCo)

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.  The Registrant Subsidiaries account for their participation in the AEP sponsored pension and OPEB plans using multiple-employer accounting.  See Note 8 - Benefit Plans for additional information including significant accounting policies associated with the plans.

Investments Held in Trust for Future Liabilities (Applies to all Registrants except AEPTCo)

AEP has several trust funds with significant investments intended to provide for future payments of pension and OPEB benefits, nuclear decommissioning and SNF disposal.  All of the trust funds’ investments are diversified and managed in compliance with all laws and regulations.  The investment strategy for the trust funds is to use a diversified portfolio of investments to achieve an acceptable rate of return while managing the investment risk of the assets relative to the associated liabilities.  To minimize investment risk, the trust funds are broadly diversified among classes of assets, investment strategies and investment managers.  Management regularly reviews the actual asset allocations and periodically rebalances the investments to targeted allocations when appropriate.  Investment policies and guidelines allow investment managers in approved strategies to use financial derivatives to obtain or manage market exposures and to hedge assets and liabilities.  The investments are reported at fair value under the “Fair Value Measurements and Disclosures” accounting guidance.

Benefit Plans

All benefit plan assets are invested in accordance with each plan’s investment policy.  The investment policy outlines the investment objectives, strategies and target asset allocations by plan.

The investment philosophies for AEP’s benefit plans support the allocation of assets to minimize risks and optimize net returns.  Strategies used include:

•	Maintaining a long-term investment horizon.

•	Diversifying assets to help control volatility of returns at acceptable levels.

•	Managing fees, transaction costs and tax liabilities to maximize investment earnings.

•	Using active management of investments where appropriate risk/return opportunities exist.

•	Keeping portfolio structure style-neutral to limit volatility compared to applicable benchmarks.

•	Using alternative asset classes such as real estate and private equity to maximize return and provide additional portfolio diversification.

The objective of the investment policy for the pension fund is to maintain the funded status of the plan while providing for growth in the plan assets to offset the growth in the plan liabilities.  The current target asset allocations are as follows:

Pension Plan Assets	Target
Equity	25%
Fixed Income	59%
Other Investments	15%
Cash and Cash Equivalents	1%

OPEB Plans Assets	Target
Equity	49%
Fixed Income	49%
Cash and Cash Equivalents	2%

The investment policy for each benefit plan contains various investment limitations.  The investment policies establish concentration limits for securities and prohibit the purchase of securities issued by AEP (with the exception of proportionate and immaterial holdings of AEP securities in passive index strategies).  However, the investment policies do not preclude the benefit trust funds from receiving contributions in the form of AEP securities, provided that the AEP securities acquired by each plan may not exceed the limitations imposed by law.

For equity investments, the concentration limits are as follows:

•	No security in excess of 5% of all equities.

•	Cash equivalents must be less than 10% of an investment manager’s equity portfolio.

•	No individual stock may be more than 10% and 7% for pension and OPEB investments, respectively, of each manager’s equity portfolio.

•	No investment in excess of 5% of an outstanding class of any company.

•	No securities may be bought or sold on margin or other use of leverage.

For fixed income investments, each investment manager’s portfolio is compared to investment grade, diversified long and intermediate benchmark indices.

A portion of the pension assets is invested in real estate funds to provide diversification, add return and hedge against inflation.  Real estate properties are illiquid, difficult to value and not actively traded.  The pension plan uses external real estate investment managers to invest in commingled funds that hold real estate properties.  To mitigate investment risk in the real estate portfolio, commingled real estate funds are used to ensure that holdings are diversified by region, property type and risk classification.  Real estate holdings include core, value-added and opportunistic classifications and some investments in Real Estate Investment Trusts, which are publicly traded real estate securities.
A portion of the pension assets is invested in private equity.  Private equity investments add return and provide diversification and typically require a long-term time horizon to evaluate investment performance.  Private equity is classified as an alternative investment because it is illiquid, difficult to value and not actively traded.  The pension plan uses limited partnerships and commingled funds to invest across the private equity investment spectrum.   The private equity holdings are with multiple general partners who help monitor the investments and provide investment selection expertise.  The holdings are currently comprised of venture capital, buyout and hybrid debt and equity investment instruments.

AEP participates in a securities lending program with BNY Mellon to provide incremental income on idle assets and to provide income to offset custody fees and other administrative expenses.  AEP lends securities to borrowers approved by BNY Mellon in exchange for collateral.  All loans are collateralized by at least 102% of the loaned asset’s market value and the collateral is invested.  The difference between the rebate owed to the borrower and the collateral rate of return determines the earnings on the loaned security.  The securities lending program’s objective is to provide modest incremental income with a limited increase in risk. As of December 31, 2018 and 2017, the fair value of securities on loan as part of the program was $241 million and $492 million, respectively. Cash and securities obtained as collateral exceeded the fair value of the securities loaned as of December 31, 2018 and 2017.

Trust owned life insurance (TOLI) underwritten by The Prudential Insurance Company is held in the OPEB plan trusts.  The strategy for holding life insurance contracts in the taxable Voluntary Employees’ Beneficiary Association trust is to minimize taxes paid on the asset growth in the trust.  Earnings on plan assets are tax-deferred within the TOLI contract and can be tax-free if held until claims are paid.  Life insurance proceeds remain in the trust and are used to fund future retiree medical benefit liabilities.  With consideration to other investments held in the trust, the cash value of the TOLI contracts is invested in two diversified funds.  A portion is invested in a commingled fund with underlying investments in stocks that are actively traded on major international equity exchanges.  The other portion of the TOLI cash value is invested in a diversified, commingled fixed income fund with underlying investments in government bonds, corporate bonds and asset-backed securities.

Cash and cash equivalents are held in each trust to provide liquidity and meet short-term cash needs. Cash equivalent funds are used to provide diversification and preserve principal.  The underlying holdings in the cash funds are investment grade money market instruments including commercial paper, certificates of deposit, treasury bills and other types of investment grade short-term debt securities.  The cash funds are valued each business day and provide daily liquidity.

Nuclear Trust Funds (Applies to AEP and I&M)

Nuclear decommissioning and SNF trust funds represent funds that regulatory commissions allow I&M to collect through rates to fund future decommissioning and SNF disposal liabilities.  By rules or orders, the IURC, the MPSC and the FERC established investment limitations and general risk management guidelines.  In general, limitations include:

•	Acceptable investments (rated investment grade or above when purchased).

•	Maximum percentage invested in a specific type of investment.

•	Prohibition of investment in obligations of AEP, I&M or their affiliates.

•	Withdrawals permitted only for payment of decommissioning costs and trust expenses.

I&M maintains trust funds for each regulatory jurisdiction.  Regulatory approval is required to withdraw decommissioning funds.  These funds are managed by external investment managers who must comply with the guidelines and rules of the applicable regulatory authorities. The trust assets are invested to optimize the net of tax earnings of the trust giving consideration to liquidity, risk, diversification and other prudent investment objectives.

I&M records securities held in these trust funds in Spent Nuclear Fuel and Decommissioning Trusts on its balance sheets.  I&M records these securities at fair value.  I&M classifies securities in the trust funds as available-for-sale due to their long-term purpose. With the adoption of ASU 2016-01, effective January 2018, available for sale classification only applies to investment in debt securities. Additionally, the adoption of ASU 2016-01 required changes in fair value of equity securities to be recognized in earnings. However, due to the regulatory treatment described below, this is not applicable for I&M’s trust fund securities.

Other-than-temporary impairments for investments in debt securities are considered realized losses as a result of securities being managed by an external investment management firm.  The external investment management firm makes specific investment decisions regarding the debt and equity investments held in these trusts and generally intends to sell debt securities in an unrealized loss position as part of a tax optimization strategy.  Impairments reduce the cost basis of the securities which will affect any future unrealized gain or realized gain or loss due to the adjusted cost of investment.  I&M records unrealized gains, unrealized losses and other-than-temporary impairments from securities in these trust funds as adjustments to the regulatory liability account for the nuclear decommissioning trust funds and to regulatory assets or liabilities for the SNF disposal trust funds in accordance with their treatment in rates.  Consequently, changes in fair value of trust assets do not affect earnings or AOCI.  Consequently, changes in fair value of trust assets do not affect earnings or AOCI. See the “Nuclear Contingencies” section of Note 6 for additional discussion of nuclear matters.  See “Fair Value Measurements of Trust Assets for Decommissioning and Spent Nuclear Fuel Disposal” section of Note 11 for disclosure of the fair value of assets within the trusts.

Comprehensive Income (Loss) (Applies to all Registrants except AEPTCo)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from non-owner sources.  It includes all changes in equity during a period except those resulting from investments by owners and distributions to owners.  Comprehensive income (loss) has two components: net income (loss) and other comprehensive income (loss).

Stock-Based Compensation Plans

As of December 31, 2018, AEP had performance units and restricted stock units outstanding under the American Electric Power System 2015 Long-Term Incentive Plan (2015 LTIP).  Upon vesting, performance units awarded prior to 2017 are settled in cash and restricted stock units are settled in AEP common shares, except for restricted stock units granted after January 1, 2013 and prior to January 1, 2017 that vest to executive officers, which are settled in cash. All performance units and restricted stock units awarded after January 1, 2017 will be settled in AEP common shares. The impact of AEP’s stock-based compensation plans are insignificant to the financial statements of the Registrant Subsidiaries.

AEP maintains a variety of tax qualified and nonqualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock.  This includes AEP career shares maintained under the American Electric Power System Stock Ownership Requirement Plan (SORP), which facilitates executives in meeting minimum stock ownership requirements assigned to them by the Human Resources Committee of the Board of Directors.  AEP career shares are derived from vested performance units granted to employees under the 2015 LTIP. AEP career shares accrue additional dividend shares in an amount equal to dividends paid on AEP common shares at the closing market price on the dividend payments date. All AEP career shares are paid out in AEP common stock after the executive’s service with AEP ends.

Performance units awarded after January 1, 2017 are classified as temporary equity in the Mezzanine Equity section of the balance sheets. These awards may be settled in cash upon an employee’s qualifying termination due to a change in control. Because such event is not solely within the control of the company, these awards are classified outside of permanent equity.

AEP compensates their non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors.  These stock units become payable in cash to directors after their service ends.

Management measures and recognizes compensation expense for all share-based payment awards to employees and directors based on estimated fair values. For share-based payment awards with service only vesting conditions, management recognizes compensation expense on a straight-line basis.  Stock-based compensation expense recognized on the statements of income for the years ended December 31, 2018, 2017 and 2016 is based on the number of outstanding awards at the end of each period without a reduction for estimated forfeitures. AEP accounts for forfeitures in the period in which they occur.

For the years ended December 31, 2018, 2017 and 2016, compensation cost is included in Net Income for the performance units, career shares, restricted stock units and the non-employee director’s stock units. Compensation cost may also be capitalized. See Note 15 - Stock-based Compensation for additional information.

Equity Investment in Unconsolidated Affiliates (Applies to AEP and SWEPCo)

AEP and SWEPCo include equity in earnings from equity method investments in Equity Earnings (Loss) of Unconsolidated Subsidiaries on the statements of income. AEP and SWEPCo regularly monitor and evaluate equity method investments to determine whether they are impaired. An impairment is recorded when the investment has experienced a decline in value that is other-than-temporary in nature.

AEP has two significant equity method investments, ETT and DHLC. ETT designs, acquires, constructs, owns and operates certain transmission facilities in ERCOT. Berkshire Hathaway Energy, a nonaffiliated entity, holds a 50% membership interest in ETT, AEP Transmission Holdco holds a 49.5% membership interest in ETT and AEP Transmission Partner holds the remaining 0.5% membership interest in ETT. As a result, AEP, through its wholly-owned subsidiaries, holds a 50% membership interest in ETT. As of December 31, 2018 and 2017, AEP’s investment in ETT was $666 million and $664 million, respectively, which is included in Deferred Charges and Other Noncurrent Assets on the balance sheets. AEP’s equity earnings associated with ETT were $62 million and $82 million for the years ended December 31, 2018 and 2017. See “Non-Consolidated Significant Variable Interest” section of Note 17 for more information about DHLC.

Earnings Per Share (EPS) (Applies to AEP)

Basic EPS is calculated by dividing net earnings available to common shareholders by the weighted-average number of common shares outstanding during the period.  Diluted EPS is calculated by adjusting the weighted-average outstanding common shares, assuming conversion of all potentially dilutive stock options and awards.

The following table presents AEP’s basic and diluted EPS calculations included on the statements of income:

	Years Ended December 31,
	2018		2017		2016
	(in millions, except per share data)
		$/share		$/share		$/share
Income from Continuing Operations	$1,931.3		$1,928.9		$620.5
Less: Net Income Attributable to Noncontrolling Interests	7.5		16.3		7.1
Earnings Attributable to AEP Common Shareholders from Continuing Operations	$1,923.8		$1,912.6		$613.4

Weighted Average Number of Basic Shares Outstanding	492.8	$3.90	491.8	$3.89	491.5	$1.25
Weighted Average Dilutive Effect of Stock-Based Awards	1.0	—	0.8	(0.01)	0.2	—
Weighted Average Number of Diluted Shares Outstanding	493.8	$3.90	492.6	$3.88	491.7	$1.25

There were no antidilutive shares outstanding as of December 31, 2018, 2017 and 2016.
Supplementary Income Statement Information

The following tables provide the components of Depreciation and Amortization for the years ended December 31, 2018, 2017 and 2016:

2018

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,965.0	$262.2	$133.9	$428.1	$278.9	$232.6	$155.5	$237.0
Amortization of Certain Securitized Assets	287.9	240.0	—	—	—	47.9	—	—
Amortization of Regulatory Assets and Liabilities	33.7	(2.6)	—	0.3	14.2	(20.8)	8.5	2.5
Total Depreciation and Amortization	$2,286.6	$499.6	$133.9	$428.4	$293.1	$259.7	$164.0	$239.5

2017

Depreciation and Amortization	AEP	AEP Texas	AEPTCo (a)	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,709.1	$221.1	$95.7	$407.6	$203.1	$200.9	$131.4	$217.2
Amortization of Certain Securitized Assets	275.9	231.4	—	—	—	44.4	—	—
Amortization of Regulatory Assets and Liabilities	12.2	(2.4)	—	0.3	7.8	(19.4)	(1.0)	0.2
Total Depreciation and Amortization	$1,997.2	$450.1	$95.7	$407.9	$210.9	$225.9	$130.4	$217.4

2016

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,688.5	$204.0	$65.9	$387.6	$183.9	$202.3	$122.6	$196.6
Amortization of Certain Securitized Assets	254.6	210.3	—	—	—	44.3	—	—
Amortization of Regulatory Assets and Liabilities	19.2	(0.4)	—	0.9	7.8	(8.0)	7.6	(0.1)
Total Depreciation and Amortization	$1,962.3	$413.9	$65.9	$388.5	$191.7	$238.6	$130.2	$196.5

(a)
Reflects the revisions made to AEPTCo’s previously issued financial statements. For additional details on the revisions to AEPTCo’s financial statements, see “Revisions to Previously Issued Financial Statements” below.

Supplementary Cash Flow Information (Applies to AEP)

	Years Ended December 31,
Cash Flow Information	2018	2017	2016
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$939.3	$858.3	$848.5
Income Taxes	(24.7)	(1.1)	29.5
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	55.6	60.7	86.1
Construction Expenditures Included in Current Liabilities as of December 31,	1,120.4	1,330.8	858.0
Construction Expenditures Included in Noncurrent Liabilities as of December 31,	—	71.8	—
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	4.0	—	2.1
Noncash Contribution of Assets by Noncontrolling Interest	84.0	—	—
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage	2.2	2.6	0.7

Revisions to Previously Issued Financial Statements (Applies to AEPTCo)

In the second quarter of 2018, management identified certain transmission assets that it believes should not have been included in AEPTCo’s SPP transmission formula rates. As a result, AEPTCo recorded a pretax out of period correction of an error of approximately $17 million related to revenue recorded from 2013 through March 31, 2018 in the second quarter of 2018. Subsequent to filing the second quarter 2018 Form 10-Q, AEPTCo identified an additional error in its previously issued financial statements. This error resulted from the improper capitalization of AFUDC and subsequent revenue recorded on the AFUDC. The impact of this misstatement reduced AEPTCo’s pretax income by approximately $7 million on a cumulative basis for the period 2011 through June 30, 2018.

Management assessed the materiality of the misstatements on all previously issued AEPTCo financial statements in accordance with SEC Staff Accounting Bulletin (SAB) No. 99, Materiality, codified in ASC 250, Presentation of Financial Statements and concluded these misstatements were not material, individually or in the aggregate, to any prior annual or interim period. In accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), management revised the prior period AEPTCo financial statements included in this report to reflect the impact of correcting the immaterial misstatements described above. In addition, management will revise the March 31, 2018 and June 30, 2018 periods presented in AEPTCo’s previously issued financial statements in future SEC Form 10-Q filings to reflect the impact of the misstatements. The $(20) million adjustment to pretax income for the year ended December 31, 2017 includes adjustments of $(12) million relating to 2016 and earlier periods. The effect of recording this adjustment of $(12) million in 2017 is not material to AEPTCo’s financial statements for 2017 or any earlier period.

AEPTCo has also corrected other previously recorded immaterial out of period adjustments. The impact of these additional adjustments did not impact net income in any period.

Management also assessed the materiality of AEPTCo’s misstatements discussed above on all previously issued and current year AEP financial statements in accordance with ASC 250, and concluded these misstatements were not material, individually or in the aggregate, to any prior and current interim and annual period financial statements. As a result, AEP recorded the correction in the third quarter of 2018.

Statement of Income

The table below reflects the effects of correcting the immaterial errors described above on AEPTCo’s statement of income for the twelve months ended December 31, 2017:

	Twelve Months Ended December 31, 2017
	As Reported	Adjustments	As Adjusted
	(in millions)
TOTAL REVENUES	$723.2	$(16.3)	$706.9

EXPENSES
Depreciation and Amortization	97.1	(1.4)	95.7
TOTAL EXPENSES	275.4	(1.4)	274.0

OPERATING INCOME	447.8	(14.9)	432.9

Other Income (Expense):
Allowance for Equity Funds Used During Construction	52.3	(3.3)	49.0
Interest Expense	(68.0)	(2.2)	(70.2)

INCOME BEFORE INCOME TAX EXPENSE	433.3	(20.4)	412.9

Income Tax Expense	147.2	(5.0)	142.2

NET INCOME	$286.1	$(15.4)	$270.7

Balance Sheet

The table below reflects the effects of correcting the immaterial errors described above on AEPTCo’s Balance Sheet as of December 31, 2017:

	December 31, 2017
	As Reported	Adjustment	As Adjusted
CURRENT ASSETS	(in millions)
Accounts Receivable:
Customers	$19.1	$(4.1)	$15.0
Total Accounts Receivable	113.6	(4.1)	109.5
Accrued Tax Benefits	46.6	2.8	49.4
TOTAL CURRENT ASSETS	327.7	(1.3)	326.4

TRANSMISSION PROPERTY
Transmission Property	5,336.1	(16.4)	5,319.7
Other Property, Plant and Equipment	131.4	(4.6)	126.8
Construction Work in Progress	1,312.7	11.3	1,324.0
Total Transmission Property	6,780.2	(9.7)	6,770.5
Accumulated Depreciation and Amortization	170.4	(17.8)	152.6
TOTAL TRANSMISSION PROPERTY – NET	6,609.8	8.1	6,617.9

OTHER NONCURRENT ASSETS
Deferred Property Taxes	117.8	7.2	125.0
TOTAL OTHER NONCURRENT ASSETS	130.6	7.2	137.8

TOTAL ASSETS	$7,068.1	$14.0	$7,082.1

CURRENT LIABILITIES
Accounts Payable:
General	$473.2	$11.3	$484.5
Affiliated Companies	52.9	13.2	66.1
Accrued Taxes	225.4	6.1	231.5
TOTAL CURRENT LIABILITIES	836.3	30.6	866.9

NONCURRENT LIABILITIES
Deferred Income Taxes	601.7	(1.3)	600.4
Regulatory Liabilities	493.7	0.1	493.8
TOTAL NONCURRENT LIABILITIES	3,626.5	(1.2)	3,625.3

TOTAL LIABILITIES	4,462.8	29.4	4,492.2

MEMBER’S EQUITY
Retained Earnings	788.7	(15.4)	773.3
TOTAL MEMBER’S EQUITY	2,605.3	(15.4)	2,589.9

TOTAL LIABILITIES AND MEMBER’S EQUITY	$7,068.1	$14.0	$7,082.1

Statement of Cash Flows

The table below reflects the effects of correcting the immaterial errors described above on AEPTCo’s statement of cash flows for the twelve months ended December 31, 2017:

	Twelve Months Ended December 31, 2017
	As Reported	Adjustments	As Adjusted
	(in millions)
OPERATING ACTIVITIES
Net Income	$286.1	$(15.4)	$270.7
Adjustments to Reconcile Net Income to Net Cash Flows from Operating Activities:
Depreciation and Amortization	97.1	(1.4)	95.7
Deferred Income Taxes	272.8	(1.3)	271.5
Allowance for Equity Funds Used During Construction	(52.3)	3.3	(49.0)
Property Taxes	(15.6)	(7.2)	(22.8)
Change in Other Noncurrent Assets	9.8	1.2	11.0
Change in Other Noncurrent Liabilities	27.3	0.2	27.5
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(34.5)	4.1	(30.4)
Accounts Payable	9.8	13.2	23.0
Accrued Taxes, Net	13.0	3.3	16.3
Net Cash Flows from Operating Activities	604.8	—	604.8

INVESTING ACTIVITIES
Net Cash Flows Used for Investing Activities	(1,595.6)	—	(1,595.6)

FINANCING ACTIVITIES
Net Cash Flows from Financing Activities	990.8	—	990.8

Net Change in Cash and Cash Equivalents	—	—	—
Cash and Cash Equivalents at Beginning of Period	—	—	—
Cash and Cash Equivalents at End of Period	$—	$—	$—

SUPPLEMENTARY INFORMATION
Cash Paid for Interest, Net of Capitalized Amounts	$61.2	$1.2	$62.4
Construction Expenditures Included in Current Liabilities as of December 31,	473.7	11.3	485.0

Statement of Changes in Member’s Equity

The statement of changes in AEPTCo’s member’s equity reflects the adjustments to Net Income of $(15) million for the twelve months ended December 31, 2017 as shown in the table under Net Income above. The statement of changes in member’s equity also reflects the adjustments to Retained Earnings of $(15) million as of December 31, 2017 as shown in the table under Balance Sheet above.